PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

12.   PROPERTY, PLANT AND EQUIPMENT

Changes in property, plant and equipment for financial years ended on December 31, 2022 and 2021 are as follows:

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2022
Cost model
Furniture and facilities	4,373,754	10	—	144,217	—	—	4,517,971	(3,476,022)	58,292	—	(301,972)	—	(3,719,702)	798,269
Machinery and equipment	16,013,931	5	—	340,487	—	(227,007)	16,127,411	(13,454,550)	211,837	—	(1,116,499)	—	(14,359,212)	1,768,199
Vehicles	799,959	5	—	247,011	—	(295,481)	751,489	(364,862)	182,719	—	(147,336)	—	(329,479)	422,010
Right of use assets	6,163,928	3	—	1,141,638	—	(1,881,198)	5,424,368	(3,008,407)	1,817,423	—	(1,914,585)	—	(3,105,569)	2,318,799
Construction in progress	2,709,633	0	—	1,112,246	—	(1,412,578)	2,409,301	—	—	—	—	—	—	2,409,301
Revaluation model
Land and Buildings	12,184,688	50	(838,547)	2,733	—	(9,133)	11,339,741	(446,796)	—	—	(235,731)	—	(682,527)	10,657,214
Total	42,245,893	—	(838,547)	2,988,332	—	(3,825,397)	40,570,281	(20,750,637)	2,270,271	—	(3,716,123)	—	(22,196,489)	18,373,792

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2021
Cost model
Furniture and facilities	4,176,818	10	—	287,552	—	(90,616)	4,373,754	(3,336,482)	134,836	—	(274,376)	—	(3,476,022)	897,732
Machinery and equipment	15,250,202	5	—	1,133,404	—	(369,675)	16,013,931	(12,843,400)	318,508	—	(929,658)	—	(13,454,550)	2,559,381
Vehicles	766,998	5	—	193,116	—	(160,155)	799,959	(353,158)	139,341	—	(151,045)	—	(364,862)	435,097
Right of use assets	6,312,483	3	—	2,347,367	—	(2,495,922)	6,163,928	(2,783,748)	1,839,911	—	(2,064,570)	—	(3,008,407)	3,155,521
Construction in progress	1,877,037	0	—	1,687,251	—	(854,655)	2,709,633	—	—	—	—	—	—	2,709,633
Revaluation model
Land and Buildings	12,357,041	50	204,632	8,997	—	(385,982)	12,184,688	(537,390)	357,036	—	(266,442)	—	(446,796)	11,737,892
Total	40,740,579	—	204,632	5,657,687	—	(4,357,005)	42,245,893	(19,854,178)	2,789,632	—	(3,686,091)	—	(20,750,637)	21,495,256

12.1    Revaluation of Property, Plant and Equipment

Grupo Supervielle´s properties, plant and equipment measured at revaluation model were valued at each reporting date by an independent expert. The frequency of revaluations ensures fair value of the revalued asset does not differ materially from its carrying amount.

The last revaluation was made on December 31, 2022.

The following are the book values that would have been recognized if the assets had been accounted under the cost model:

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2022	10,657,214	7,089,416	3,567,798
Land and buildings	12/31/2021	11,737,892	7,332,405	4,405,487